Subsequent Events Securities Sold Subsequent Event Disclosures (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsequent Event [Line Items]
Subsequent Event, Description	$ 0	$ 789,306	$ 787,851
Gain on Sale of Investment Securities	494,146	703,748	1,886,081
Repayments of Federal Home Loan Bank Borrowings	0	17,900,000	15,000,000
Gains (Losses) on Sales of Other Real Estate	$ 359,629	$ 841,221	$ 227,053